Financial Risk Management Objectives and Policies - Sensitivity of Profit or Loss (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Financial Instruments [Abstract]
Effects on Loss before Tax	$ 2	$ 19,194	$ 2,164
Effects on Loss before Tax	$ (2)	$ (19,194)	$ (2,164)